CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CURRENT ASSETS:
Cash	$ 120,086	$ 191,485	$ 198,473
ASSETS
Accounts receivable, net	49,672	90,763	3,368
Prepaid expenses	30,074	40,847	4,834
Inventory	59,106	70,250	63,456
Note receivable from related party	63,456	63,456	0
Current portion of deferred compensation, net of discount		60,373	0
Total Current Assets	382,767	517,174	270,131
NON-CURRENT ASSETS:
Property, net	38,910	54,105	79,167
Investment, at fair value	0	0	623,637
Intangible assets, net		34,485	49,005
Current portion of deferred compensation, net of discount	60,373	60,373
Goodwill	1,702,119	1,702,119	1,893,740
Total Current Assets	382,767	517,174	270,131
Deferred compensation, net of current portion		60,374	0
Total Assets	2,199,931	2,368,257	2,915,680
CURRENT LIABILITIES:
Accounts payable, including related party		231,816	245,362
Intangible assets, net	30,855	34,485
Accrued expenses, including accrued officer salaries	954,968	512,214	1,661,208
Current portion of convertible notes payable, net of debt discount	0	10,500	2,434,226
Deferred compensation, net of current portion	45,280	60,374
Operating lease obligations, current portion		42,164	51,365
Total Assets	2,199,931	2,368,257	2,915,680
Advances from related party	532,689	415,068	1,151,946
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Current Portion of notes payable, net of debt discount	10,500	1,020,350	372,232
Total Current Liabilities	3,131,504	2,232,112	5,916,339
Accounts payable, including related party	284,870	231,816
LONG-TERM LIABILITIES:
Convertible notes payables, net of current portion		0	0
Operating lease obligations, net of current portion	0	5,353	47,517
Advances from related party, net of current portion	554,280	602,363	0
Unearned Revenue	24,023
Long-term notes payable, net of debt discount	511,379	767,160	150,000
Operating lease obligations, current portion	42,164	42,164
Total Liabilities	4,197,163	3,606,988	6,113,856
STOCKHOLDERS' EQUITY (DEFICIT)
Undesignated preferred stock, par value $0.0001; 39,995,000 shares authorized as of March 31, 2022, and December 31, 2021, respectively;		0	0
Current Portion of notes payable, net of debt discount	1,282,290	1,020,350	372,232
Common stock, par value $0.0001; 5,000,000,000 shares authorized; 69,771,239 and 58,785,924 shares issued and outstanding as of March 31, 2022, and December 31, 2021, respectively	6,977	5,879	3,308
Total Current Liabilities	3,131,504	2,232,112	5,916,339
Additional paid-in capital	86,591,573	85,853,388	78,132,202
Accumulated deficit	(87,581,365)	(86,158,902)	(80,785,887)
Total Singlepoint Inc. stockholders' equity (deficit)	(977,191)	(294,000)	(2,644,377)
Non-controlling interest		(944,731)	(553,799)
Total Stockholders' Equity (Deficit)	(1,997,232)	(1,238,731)	(3,198,176)
Total Liabilities	4,197,163	3,606,988	6,113,856
Total Liabilities and Stockholders' Equity (Deficit)	2,199,931	2,368,257	2,915,680
Total Singlepoint Inc. stockholders' equity (deficit)	(977,191)	(294,000)	(2,644,377)
Non-controlling interest	(1,020,041)	(944,731)
Total Liabilities and Stockholders' Equity (Deficit)	2,199,931	2,368,257	2,915,680
Class C Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock Value	0	0	0
Class D convertible preferred stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock Value	0		0
Class A Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock Value	5,624	5,635	6,000
Class B Convertible Preferred Stock [Member]
STOCKHOLDERS' EQUITY (DEFICIT)
Preferred Stock Value	$ 0	$ 0	$ 0